Fair value measurement - Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 848,427.6	$ 9,042.2	₨ 625,388.5
Securities Available-for-Sale		10,247,500.8	109,213.5	9,910,174.3
Separate Account Assets		1,051,916.1	11,210.9	1,016,281.4
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		388,678.9		340,388.3
Securities Available-for-Sale		262,623.5		1,435,936.3
Separate Account Assets		814,016.6		873,154.4
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		409,980.5		250,009.3
Securities Available-for-Sale		9,871,669.4		8,360,598.8
Separate Account Assets		237,899.5		143,127.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		49,768.2		34,990.9
Securities Available-for-Sale		113,207.9		113,639.2
Separate Account Assets		0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		848,427.6		625,388.5
Securities Available-for-Sale		10,247,500.8		9,910,174.3
Equity securities	[1]	48,067.3		129,984.8
Other securities	[2]	19,600.3
Separate Account Assets		1,051,916.1		1,016,281.4
Total		12,215,512.1	130,187.7	11,681,829.0
Liabilities on policies in force		211.8		482.9
Total		211.8	2.3	482.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		388,678.9		336,658.0
Securities Available-for-Sale		262,623.5		1,435,936.2
Equity securities	[1]	20,369.5		20,404.1
Other securities	[2]	5,308.7
Separate Account Assets		814,016.6		873,154.4
Total		1,490,997.2	15,890.4	2,666,152.7
Liabilities on policies in force		0.0		0.0
Total		0.0	0.0	0.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		409,980.5		253,739.6
Securities Available-for-Sale		9,871,669.4		8,360,598.9
Equity securities	[1]	0.0		109,013.3
Other securities	[2]	0.0
Separate Account Assets		237,899.5		143,127.0
Total		10,519,549.4	112,112.9	8,866,478.8
Liabilities on policies in force		211.8		482.9
Total		211.8	2.3	482.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		49,768.2		34,990.9
Securities Available-for-Sale		113,207.9		113,639.2
Equity securities	[1]	27,697.8		567.4
Other securities	[2]	14,291.6
Separate Account Assets		0.0		0.0
Total		204,965.5	2,184.4	149,197.5
Liabilities on policies in force		0.0		0.0
Total		₨ 0.0	$ 0.0	₨ 0.0

[1]	Equity securities classified within other assets.
[2]	Other securities classified within other assets include security receipts, alternative investment funds, pass-through certificates and others.